Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	$ 12,849
Change in other comprehensive (loss) income before reclassifications	(12,851)
Reclassifications from accumulated other comprehensive income	2,521
Net current-period other comprehensive income (loss)	(20,674)	19,925
Accumulated other comprehensive income, ending balance	2,519	12,849
Unrealized (Loss) Gain on Available-For-Sale Equity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	(461)
Change in other comprehensive (loss) income before reclassifications	10,821
Reclassifications from accumulated other comprehensive income	6,612
Net current-period other comprehensive income (loss)	17,433
Accumulated other comprehensive income, ending balance	16,972
Unrealized Loss on Available-For-Sale Debt Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	(4,133)
Change in other comprehensive (loss) income before reclassifications	(12,062)
Reclassifications from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(12,062)
Accumulated other comprehensive income, ending balance	(16,195)
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	26,161
Change in other comprehensive (loss) income before reclassifications	(21,954)
Reclassifications from accumulated other comprehensive income	(4,207)
Net current-period other comprehensive income (loss)	(26,161)
Accumulated other comprehensive income, ending balance
Noncontrolling Interests [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	(8,718)
Change in other comprehensive (loss) income before reclassifications	10,344
Reclassifications from accumulated other comprehensive income	116
Net current-period other comprehensive income (loss)	(10,344)	4,776
Accumulated other comprehensive income, ending balance	$ 1,742	$ (8,718)